Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Taxes [abstract]
Schedule of Recoverable Taxes

	2021	2020

Withholding income tax on finance income (a)	86,340	22,276
Income tax and social contribution	79,640	—
Others withholding income tax	30,454	17,137
Contributions over revenue (b)	25,532	14,922
Other taxes	8,592	2,030
	230,558	56,365

(a)	Refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)	Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.